Related party transactions (Details 2) - ARS ($) $ in Millions		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Loans granted	[1]	$ 312,528	$ 321,463	$ 260,661
Total associates and joint ventures		1,301	1,068
Total parent company		985	170
Total others	[2]	(102)	(86)
Total		1,951	1,385
Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Total		984	1,673
Trade And Other Receivables [Member] | Cresud [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use receivables		(3)	(5)
Trade And Other Receivables [Member] | RES LP [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses receivables			3
Dividends receivables			30
Trade And Other Receivables [Member] | Others [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses receivables	[2]	38
Fees not yet paid	[2]		11
Leases and/or rights of use receivables	[2]	27	2
Investments In Financial Assets [Member]
Disclosure of transactions between related parties [line items]
Total		1,301	(69)
Investments In Financial Assets [Member] | Cresud [Member]
Disclosure of transactions between related parties [line items]
NCN		1,135	324
Trade And Other Payables [Member]
Disclosure of transactions between related parties [line items]
Total		(334)	(219)
Trade And Other Payables [Member] | Cresud [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses not yet paid		(37)	(25)
Management fees		(1)	(34)
Share-based payments		(3)	(5)
Long-term incentive plan			(1)
Corporate services		(114)	(87)
Trade And Other Payables [Member] | Directors [Member]
Disclosure of transactions between related parties [line items]
Fees for services received		(167)	(129)
Trade And Other Payables [Member] | Others [Member]
Disclosure of transactions between related parties [line items]
Fees for services received	[2]		(3)
Manibil S.A. [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Contributions in advance			112
New Lipstick [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Loans granted		880	910
Reimbursement of expenses receivables		10	11
Condor [Member] | Investments In Financial Assets [Member]
Disclosure of transactions between related parties [line items]
Public companies securities		166	210
La Rural S.A. [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use			45
Dividends receivables			11
La Rural S.A. [Member] | Trade And Other Payables [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses not yet paid			(2)
Other Associates And Joint Ventures [Member] | Borrowings [Member]
Disclosure of transactions between related parties [line items]
Loans granted			(10)	(11)
Other Associates And Joint Ventures [Member] | Trade And Other Receivables [Member]
Disclosure of transactions between related parties [line items]
Loans granted			(16)
Reimbursement of expenses not yet paid		11	(2)
Share-based payments
Long-term incentive plan			2
Leases and/or rights of use not yet paid		(12)	(2)
Leases and/or rights of use receivables		12	6
Management fees receivables			2
Other Associates And Joint Ventures [Member] | Trade And Other Payables [Member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses receivables			(1)	(1)
Leases and/or rights of use			(1)
Commissions				(5)
Advertising spaces				$ (1)

[1]	Includes Ps. 275,422 and Ps. 281,293 as of June 30, 2019 and 2018, respectively, corresponding to the Operations Center in Israel.
[2]	Includes CAMSA., Avenida compras and Avenida Inc., Estudio Zang, Bergel & Vines, Austral Gold, Fundacion IRSA, Hamonet S.A. and Museo de los Ninos.